Contract liability - Disclosure of Current and Non-Current Contract Liabilities (Details) SFr in Thousands, $ in Thousands	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	SFr 28,312		SFr 42,948
Non-current	6,925		2,939
Contract liability	35,237		45,887	SFr 28,327
Amgen
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	9,653		16,044
Non-current	0		2,939
Contract liability	9,653		18,983	28,327
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	11,659		19,904
Non-current	6,925		0
Contract liability	18,584	$ 20,000	19,904	0
FOPH
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	7,000		7,000
Non-current	0		0
Contract liability	SFr 7,000		SFr 7,000	SFr 0